Business Combination (Details) - Schedule of net assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Net Assets Abstract
Cash and cash equivalent	$ 1,015,899	$ 1,452,316	$ 33,064,568	$ 33,064,568
Current assets			84,000	84,000
Accounts payable			(765,000)	(765,000)
Total			$ 32,383,568	$ 32,383,568